Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Accounting framework

a) Accounting framework

These interim financial statements have been prepared in accordance with IAS 34, Interim financial reporting. Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with IFRS, have been omitted or condensed. These interim financial statements should therefore be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2022, which have been prepared in accordance with IFRS and can be found at www.sec.gov/edgar and at www.sedar.com.

These interim financial statements were approved for issue on August 8, 2023 by the Company’s Audit, Risk and Finance committee as delegated by the Board of Directors.

New standards and interpretations adopted

b) New standards and interpretations adopted

The accounting policies used in our interim financial statements are consistent with those we applied in our December 31, 2022 audited annual consolidated financial statements except for the adoption of the following amendments on January 1, 2023.

Amendments to IAS 8, Accounting policies, Changes in Accounting Estimates and Errors (IAS 8) - The amendments to IAS 8 introduce a definition of accounting estimates and provide clarifications to distinguish accounting policies from accounting estimates. The amendments are applicable retrospectively and are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

New Standards and interpretations not yet adopted

c) New standards and interpretations not yet adopted

The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:

Amendments IAS 1, Presentation of Financial Statements (IAS 1) - IAS 1 has been revised to clarify how to classify debt and other liabilities as current or non-current. The amendments help to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments also include clarifying the classification requirements for debt an entity might settle by converting it into equity. The amendments are applicable retrospectively and are effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted. The Company concluded that these amendments will not have an impact on its financial statements at the date of adoption and for the comparative periods.

Significant accounting judgements and estimation uncertainty

d) Significant accounting judgements and estimation uncertainty

The preparation of these interim financial statements requires the use of judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. The uncertainty that is often inherent in estimates and assumptions could result in material adjustments to assets or liabilities affected in future periods. The significant judgments made and critical accounting estimates applied by us and disclosed in the consolidated financial statements for the year ended December 31, 2022, remain unchanged.